RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Other Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 145.4	$ 143.1
Other receivables, allowances for credit losses	$ 20.0	$ 19.8